Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
SALES, net	$ 7,420,554	$ 6,834,475	$ 30,081,577	$ 17,002,052
COST OF GOODS SOLD (exclusive of depreciation shown separately below)	6,296,626	4,156,649	19,814,287	11,097,868
GROSS MARGIN	1,123,928	2,677,826	10,267,290	5,904,184
OPERATING EXPENSES
Selling expenses	4,026,055	6,453,292	26,124,853	10,763,951
Operations expense	1,230,384	1,059,785	4,521,771	2,309,201
Salaries and wages (including non-cash compensation)			9,275,724	5,799,460
Salaries and wages	2,585,899	1,401,646
Depreciation and amortization expense	444,366	394,848	1,621,733	1,290,128
Loss on disposal of fixed assets		1,076	11,015	13,512
Total operating expenses	8,286,704	9,310,647	41,555,096	20,176,252
OPERATING LOSS	(7,162,776)	(6,632,821)	(31,287,806)	(14,272,068)
OTHER (EXPENSE) INCOME
Interest expense	(188,494)	(810,088)	(3,027,707)	(3,301,818)
PPP loan forgiveness		1,669,552	1,669,552
Change in fair value of Private Warrants	45,314		252,800
Gain on debt extinguishment			545,200
Other (expense) income		12,206	(111,689)	27,115
Total other (expense) income	(143,180)	871,670	(671,844)	(3,274,703)
NET LOSS BEFORE INCOME TAXES	(7,305,956)	(5,761,151)	(31,959,650)	(17,546,771)
Income taxes	7,786		30,272
NET LOSS	$ (7,313,742)	$ (5,761,151)	$ (31,989,922)	$ (17,546,771)
Loss per common share:
Basic and diluted	$ (0.25)	$ (0.57)	$ (2.16)	$ (2.14)
Weighted average shares outstanding:
Basic and diluted	29,758,343	10,144,461	14,821,319	8,184,663